 Nationwide(R) VL
Separate Account-D
   June 30, 2004

[LOGO] The BEST
       of AMERICA(R)

       America's FUTURE Life Series(SM)

                                                                            2004

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

                                                [LOGO] Nationwide(R)

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

VLOB-0233-6/04

                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VL Separate Account-D.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 34. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      AIM VIF - AIM V.I. Real Estate Fund - Series I Shares (INVREO)
         964 shares (cost $13,950) ......................................................   $   14,841

      AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
         250,440 shares (cost $2,503,557) ...............................................    2,809,932

      AIM VIF - Growth Fund - Series I Shares (AIMGrwth)
         217,412 shares (cost $3,228,888) ...............................................    3,356,831

      AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
         249,585 shares (cost $2,861,295) ...............................................    3,254,586

      Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlGrIncA)
         61,817 shares (cost $1,259,388) ................................................    1,377,893

      American Century VP - International Fund - Class I (ACVPInt)
         13,215 shares (cost $84,965) ...................................................       86,426

      Calvert Social Equity Portfolio (CVSSEP)
         2,510 shares (cost $31,864) ....................................................       40,325

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         1,230 shares (cost $16,208) ....................................................       17,654

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         97,514 shares (cost $2,490,770) ................................................    2,844,470

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         68,623 shares (cost $900,231) ..................................................      999,833

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         281,434 shares (cost $6,329,248) ...............................................    6,605,256

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,337 shares (cost $586,819) ..................................................      699,365

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         352,210 shares (cost $4,611,402) ...............................................    5,466,292

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         198,581 shares (cost $4,285,932) ...............................................    4,853,300

      Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
         30,333 shares (cost $4,125,009) ................................................    3,902,563

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         100,353 shares (cost $1,301,602) ...............................................    1,268,453

      Fidelity(R) VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
         164,131 shares (cost $2,202,763) ...............................................    2,222,332

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         59,547 shares (cost $697,686) ..................................................      750,883

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         6,012 shares (cost $59,448) ....................................................       62,279

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         140,326 shares (cost $1,793,986) ...............................................    2,186,265

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         19,508 shares (cost $234,162) ..................................................      223,746

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         1,303,968 shares (cost $1,303,968) .............................................    1,303,968

      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         18,281 shares (cost $176,247) ..................................................      190,848

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         246 shares (cost $5,323) .......................................................   $     5,700

      Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
         9,161 shares (cost $127,598) ...................................................       135,215

      Invesco VIF - Dynamics Fund (InvVDyn)
         7,294 shares (cost $85,833) ....................................................        89,788

      Invesco VIF - Equity Income Fund (INVEqIncF)
         136,912 shares (cost $2,262,485) ...............................................     2,454,815

      Invesco VIF - Health Sciences Fund (INVHealthF)
         6,102 shares (cost $96,005) ....................................................       111,539

      Invesco VIF - Small Company Growth Fund (InvVSmCoGro)
         309,879 shares (cost $4,002,124) ...............................................     4,359,990

      Invesco VIF - Technology Fund (INVTechF)
         6,671 shares (cost $72,480) ....................................................        78,849

      Invesco VIF - Total Return Fund (INVTotRetF)
         130,508 shares (cost $1,591,734) ...............................................     1,654,835

      Invesco VIF - Utilities Fund (INVUtilF)
         1,419 shares (cost $18,396) ....................................................        18,394

      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         128,179 shares (cost $1,087,923) ...............................................     1,144,634

      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         69,559 shares (cost $732,564) ..................................................       758,186

      One Group(R) IT - Balanced Portfolio (OGBal)
         676 shares (cost $9,500) .......................................................         9,630

      One Group(R) IT - Bond Portfolio (OGBond)
         1,429 shares (cost $15,627) ....................................................        15,773

      One Group(R) IT - Equity Index Portfolio (OGEqIndx)
         1,551 shares (cost $14,848) ....................................................        15,385

      One Group(R) IT - Mid Cap Growth Portfolio (OGMidCapGr)
         795 shares (cost $12,684) ......................................................        13,172

      One Group(R) IT - Mid Cap Value Portfolio (OGMidCapV)
         46 shares (cost $636) ..........................................................           665

      Oppenheimer VA Global Securities Fund - Initial Class (OppGlSec)
         33,390 shares (cost $766,291) ..................................................       854,440

      PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
         76,805 shares (cost $963,345) ..................................................       967,736

      PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
         77,637 shares (cost $808,420) ..................................................       800,438

      Royce Capital Fund - Small Cap (RoySmCp)
         134,622 shares (cost $919,716) .................................................     1,128,129

      Salomon Brothers VSF - Investors Fund (SalBrInv)
         9,607 shares (cost $112,314) ...................................................       126,034

      T. Rowe Price Equity Income Portfolio II (TRPEI2)
         1,334 shares (cost $26,640) ....................................................        27,782

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         64,929 shares (cost $496,089) ..................................................       580,880
                                                                                            -----------
            Total Investments ...........................................................    59,890,350
   Accounts Receivable ..................................................................        46,924
                                                                                            -----------
            Total Assets ................................................................    59,937,274
Accounts Payable ........................................................................            --
                                                                                            -----------
Contract Owners Equity (note 7) .........................................................   $59,937,274
                                                                                            ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total       INVREO   AIMBValue   AIMGrwth
                                                     ------------   -------   ---------   --------
Investment activity:
   Reinvested dividends ..........................   $    375,943        --         --          --
   Mortality and expense risk charges (note 3) ...        (88,685)      (21)    (2,333)     (1,457)
                                                     ------------   -------    -------    --------
      Net investment income (loss) ...............        287,258       (21)    (2,333)     (1,457)
                                                     ------------   -------    -------    --------

   Proceeds from mutual fund shares sold .........     16,511,008    46,572     29,512     505,754
   Cost of mutual fund shares sold ...............    (17,490,264)  (45,704)   (21,659)   (513,924)
                                                     ------------   -------    -------    --------
      Realized gain (loss) on investments ........       (979,256)      868      7,853      (8,170)
   Change in unrealized gain (loss) on
      investments ................................      2,308,470    (1,414)   119,608     127,943
                                                     ------------   -------    -------    --------
      Net gain (loss) on investments .............      1,329,214      (546)   127,461     119,773
                                                     ------------   -------    -------    --------
   Reinvested capital gains ......................         56,939        --         --          --
                                                     ------------   -------    -------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  1,673,411      (567)   125,128     118,316
                                                     ============   =======    =======    ========

                                                     AIMMidCore   AlGrIncA   ACVPInt   CVSSEP
                                                     ----------   --------   -------   ------
Investment activity:
   Reinvested dividends ..........................         --       12,449       --       --
   Mortality and expense risk charges (note 3) ...     (3,226)      (2,496)    (102)     (32)
                                                      -------     --------   ------     ----
      Net investment income (loss) ...............     (3,226)       9,953     (102)     (32)
                                                      -------     --------   ------     ----

   Proceeds from mutual fund shares sold .........     40,823      256,591    2,278      905
   Cost of mutual fund shares sold ...............    (31,076)    (180,103)  (2,240)    (680)
                                                      -------     --------   ------     ----
      Realized gain (loss) on investments ........      9,747       76,488       38      225
   Change in unrealized gain (loss) on
      investments ................................    204,582      (57,373)   1,461      361
                                                      -------     --------   ------     ----
      Net gain (loss) on investments .............    214,329       19,115    1,499      586
                                                      -------     --------   ------     ----
   Reinvested capital gains ......................         --           --       --       --
                                                      -------     --------   ------     ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    211,103       29,068    1,397      554
                                                      =======     ========   ======     ====

                                                     DrySmCapIxS   DryStkIx   DryVIFIntVal   FidVIPEIS
                                                     -----------   --------   ------------   ---------
Investment activity:
   Reinvested dividends ..........................    $     --       17,761       1,667       106,961
   Mortality and expense risk charges (note 3) ...          (9)      (4,840)     (1,593)      (10,515)
                                                      --------     --------     -------      --------
      Net investment income (loss) ...............          (9)      12,921          74        96,446
                                                      --------     --------     -------      --------

   Proceeds from mutual fund shares sold .........      40,933      213,469      58,705       936,644
   Cost of mutual fund shares sold ...............     (40,348)    (156,202)    (52,220)     (943,918)
                                                      --------     --------     -------      --------
      Realized gain (loss) on investments ........         585       57,267       6,485        (7,274)
   Change in unrealized gain (loss) on
      investments ................................       1,431        4,350      56,357       102,564
                                                      --------     --------     -------      --------
      Net gain (loss) on investments .............       2,016       61,617      62,842        95,290
                                                      --------     --------     -------      --------
   Reinvested capital gains ......................           7           --          --        27,055
                                                      --------     --------     -------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  2,014       74,538      62,916       218,791
                                                      ========     ========     =======      ========

                                                     FidVIPGrS    FidVIPOvS   FidVIPConS   FidVIPI500
                                                     ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................      1,118        61,374      12,284      48,490
   Mortality and expense risk charges (note 3) ...     (1,101)       (7,688)     (7,272)     (5,649)
                                                      -------    ----------    --------     -------
      Net investment income (loss) ...............         17        53,686       5,012      42,841
                                                      -------    ----------    --------     -------

   Proceeds from mutual fund shares sold .........    126,338     1,063,629     192,302      60,644
   Cost of mutual fund shares sold ...............    (93,331)   (1,271,737)   (212,508)    (66,947)
                                                      -------    ----------    --------     -------
      Realized gain (loss) on investments ........     33,007      (208,108)    (20,206)     (6,303)
   Change in unrealized gain (loss) on
      investments ................................    (26,451)      200,343     296,071      70,769
                                                      -------    ----------    --------     -------
      Net gain (loss) on investments .............      6,556        (7,765)    275,865      64,466
                                                      -------    ----------    --------     -------
   Reinvested capital gains ......................         --            --          --          --
                                                      -------    ----------    --------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      6,573        45,921     280,877     107,307
                                                      =======    ==========    ========     =======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     FidVIPIGBdS   FidVIPBalS   FrVIPForSec2   GVITCVal
                                                     -----------   ----------   ------------   --------
Investment activity:
   Reinvested dividends ..........................    $  18,260      44,405         8,014          498
   Mortality and expense risk charges (note 3) ...       (1,422)     (3,307)       (1,383)        (156)
                                                      ---------     -------       -------      -------
      Net investment income (loss) ...............       16,838      41,098         6,631          342
                                                      ---------     -------       -------      -------

   Proceeds from mutual fund shares sold .........      746,134      59,334        42,248       93,576
   Cost of mutual fund shares sold ...............     (732,380)    (63,748)      (37,582)     (81,285)
                                                      ---------     -------       -------      -------
      Realized gain (loss) on investments ........       13,754      (4,414)        4,666       12,291
   Change in unrealized gain (loss) on
      investments ................................      (42,500)    (46,515)       14,463       (7,760)
                                                      ---------     -------       -------      -------
      Net gain (loss) on investments .............      (28,746)    (50,929)       19,129        4,531
                                                      ---------     -------       -------      -------
   Reinvested capital gains ......................       12,908          --            --           --
                                                      ---------     -------       -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $   1,000      (9,831)       25,760        4,873
                                                      =========     =======       =======      =======

                                                     GVITDMidCapI   GVITGvtBd   GVITGrowth   GVITSMdCpGr
                                                     ------------   ---------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................       4,894         9,267           88          --
   Mortality and expense risk charges (note 3) ...      (3,643)         (400)        (170)         --
                                                       -------      --------     --------      ------
      Net investment income (loss) ...............       1,251         8,867          (82)         --
                                                       -------      --------     --------      ------

   Proceeds from mutual fund shares sold .........     135,225       185,146      178,423       8,469
   Cost of mutual fund shares sold ...............     (88,696)     (185,354)    (161,443)     (7,907)
                                                       -------      --------     --------      ------
      Realized gain (loss) on investments ........      46,529          (208)      16,980         562
   Change in unrealized gain (loss) on
      investments ................................      51,939       (14,051)     (14,430)       (266)
                                                       -------      --------     --------      ------
      Net gain (loss) on investments .............      98,468       (14,259)       2,550         296
                                                       -------      --------     --------      ------
   Reinvested capital gains ......................          --         5,483           --          --
                                                       -------      --------     --------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      99,719            91        2,468         296
                                                       =======      ========     ========      ======

                                                      GVITMyMkt    GVITMyMkt5   GVITNWFund   GVITSmComp
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $     2,802       --          1,094            --
   Mortality and expense risk charges (note 3) ...        (2,255)      --           (283)         (168)
                                                     -----------      ---        -------      --------
      Net investment income (loss) ...............           547       --            811          (168)
                                                     -----------      ---        -------      --------

   Proceeds from mutual fund shares sold .........     3,281,330        1         43,834       189,484
   Cost of mutual fund shares sold ...............    (3,281,330)      (2)       (42,469)     (164,724)
                                                     -----------      ---        -------      --------
      Realized gain (loss) on investments ........            --       (1)         1,365        24,760
   Change in unrealized gain (loss) on
      investments ................................            --        1            485       (20,227)
                                                     -----------      ---        -------      --------
      Net gain (loss) on investments .............            --       --          1,850         4,533
                                                     -----------      ---        -------      --------
   Reinvested capital gains ......................            --       --             --            --
                                                     -----------      ---        -------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $       547       --          2,661         4,365
                                                     ===========      ===        =======      ========

                                                     GVITWLead   GSVITMidCap   InvVDyn    INVEqIncF
                                                     ---------   -----------   -------   ----------
Investment activity:
   Reinvested dividends ..........................         --           --          --           --
   Mortality and expense risk charges (note 3) ...        (20)        (142)        (41)      (4,085)
                                                      -------      -------     -------   ----------
      Net investment income (loss) ...............        (20)        (142)        (41)      (4,085)
                                                      -------      -------     -------   ----------

   Proceeds from mutual fund shares sold .........     48,601       36,518      28,148    1,637,955
   Cost of mutual fund shares sold ...............    (44,361)     (35,603)    (23,166)  (1,816,709)
                                                      -------      -------     -------   ----------
      Realized gain (loss) on investments ........      4,240          915       4,982     (178,754)
   Change in unrealized gain (loss) on
      investments ................................     (5,252)       7,552        (413)     136,774
                                                      -------      -------     -------   ----------
      Net gain (loss) on investments .............     (1,012)       8,467       4,569      (41,980)
                                                      -------      -------     -------   ----------
   Reinvested capital gains ......................         --           --          --           --
                                                      -------      -------     -------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (1,032)       8,325       4,528      (46,065)
                                                      =======      =======     =======   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        INVGrF     INVHealthF   InvVSmCoGro   INVTechF
                                                     -----------   ----------   -----------   --------
Investment activity:
   Reinvested dividends ..........................   $        --         --            --          --
   Mortality and expense risk charges (note 3) ...        (3,175)      (155)       (6,039)       (191)
                                                     -----------    -------      --------     -------
      Net investment income (loss) ...............        (3,175)      (155)       (6,039)       (191)
                                                     -----------    -------      --------     -------

   Proceeds from mutual fund shares sold .........     3,717,808     20,382       503,411     100,412
   Cost of mutual fund shares sold ...............    (4,554,961)   (17,784)     (654,981)    (68,392)
                                                     -----------    -------      --------     -------
      Realized gain (loss) on investments ........      (837,153)     2,598      (151,570)     32,020
   Change in unrealized gain (loss) on
      investments ................................       813,438      1,545       294,638     (35,776)
                                                     -----------    -------      --------     -------
      Net gain (loss) on investments .............       (23,715)     4,143       143,068      (3,756)
                                                     -----------    -------      --------     -------
   Reinvested capital gains ......................            --         --            --          --
                                                     -----------    -------      --------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (26,890)     3,988       137,029      (3,947)
                                                     ===========    =======      ========     =======

                                                     INVTotRetF   INVUtilF   MFSVITInvGrwI   MFSVITValIn
                                                     ----------   --------   -------------   -----------
Investment activity:
   Reinvested dividends ..........................          --      1,457            --          3,857
   Mortality and expense risk charges (note 3) ...      (2,361)       (28)       (1,943)        (1,014)
                                                      --------    -------       -------        -------
      Net investment income (loss) ...............      (2,361)     1,429        (1,943)         2,843
                                                      --------    -------       -------        -------

   Proceeds from mutual fund shares sold .........     664,207     40,807       107,226         23,028
   Cost of mutual fund shares sold ...............    (679,306)   (35,376)      (98,030)       (19,868)
                                                      --------    -------       -------        -------
      Realized gain (loss) on investments ........     (15,099)     5,431         9,196          3,160
   Change in unrealized gain (loss) on
      investments ................................      (1,009)    (6,309)       15,227            467
                                                      --------    -------       -------        -------
      Net gain (loss) on investments .............     (16,108)      (878)       24,423          3,627
                                                      --------    -------       -------        -------
   Reinvested capital gains ......................          --         --            --         11,442
                                                      --------    -------       -------        -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (18,469)       551        22,480         17,912
                                                      ========    =======       =======        =======

                                                       OGBal     OGBond   OGEqIndx   OGMidCapGr
                                                     --------   -------   --------   ----------
Investment activity:
   Reinvested dividends ..........................   $    111       314        61          --
   Mortality and expense risk charges (note 3) ...         (6)       (8)       (7)         (6)
                                                     --------   -------   -------     -------
      Net investment income (loss) ...............        105       306        54          (6)
                                                     --------   -------   -------     -------

   Proceeds from mutual fund shares sold .........     25,164    41,102    42,840      32,591
   Cost of mutual fund shares sold ...............    (25,195)  (41,589)  (42,534)    (32,347)
                                                     --------   -------   -------     -------
      Realized gain (loss) on investments ........        (31)     (487)      306         244
   Change in unrealized gain (loss) on
      investments ................................         53       118       502         422
                                                     --------   -------   -------     -------
      Net gain (loss) on investments .............         22      (369)      808         666
                                                     --------   -------   -------     -------
   Reinvested capital gains ......................         --        --        --          --
                                                     --------   -------   -------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    127       (63)      862         660
                                                     ========   =======   =======     =======

                                                     OGMidCapV   OppGlSec   PIMRealRet   PIMTotRet
                                                     ---------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................         2       9,145        3,313       6,147
   Mortality and expense risk charges (note 3) ...        --      (1,504)      (1,921)     (1,415)
                                                      ------     -------     --------    --------
      Net investment income (loss) ...............         2       7,641        1,392       4,732
                                                      ------     -------     --------    --------

   Proceeds from mutual fund shares sold .........     2,097      23,594      483,931     174,050
   Cost of mutual fund shares sold ...............    (2,095)    (15,018)    (467,112)   (171,802)
                                                      ------     -------     --------    --------
      Realized gain (loss) on investments ........         2       8,576       16,819       2,248
   Change in unrealized gain (loss) on
      investments ................................        29       3,055        2,537      (7,907)
                                                      ------     -------     --------    --------
      Net gain (loss) on investments .............        31      11,631       19,356      (5,659)
                                                      ------     -------     --------    --------
   Reinvested capital gains ......................        --          --           --          --
                                                      ------     -------     --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        33      19,272       20,748        (927)
                                                      ======     =======     ========    ========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     PVTIntEq   RoySmCp   SalBrInv    TRPEI2   WRSmCap
                                                     --------   -------   --------   -------   -------
Investment activity:
   Reinvested dividends ..........................   $    --         --         7        103        --
   Mortality and expense risk charges (note 3) ...        --     (1,959)     (156)       (27)     (961)
                                                     -------    -------    ------    -------   -------
      Net investment income (loss) ...............        --     (1,959)     (149)        76      (961)
                                                     -------    -------    ------    -------   -------

   Proceeds from mutual fund shares sold .........     2,590    118,330     6,005     61,688    30,220
   Cost of mutual fund shares sold ...............    (2,663)   (75,559)   (4,129)   (61,206)  (20,961)
                                                     -------    -------    ------    -------   -------
      Realized gain (loss) on investments ........       (73)    42,771     1,876        482     9,259
   Change in unrealized gain (loss) on
      investments ................................        --     50,029     1,335        940    14,734
                                                     -------    -------    ------    -------   -------
      Net gain (loss) on investments .............       (73)    92,800     3,211      1,422    23,993
                                                     -------    -------    ------    -------   -------
   Reinvested capital gains ......................        --         --        --         44        --
                                                     -------    -------    ------    -------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (73)    90,841     3,062      1,542    23,032
                                                     =======    =======    ======    =======   =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            Total                 INVREO
                                                  ------------------------   ---------------
                                                      2004         2003        2004     2003
                                                  -----------   ----------   -------   -----
Investment activity:
   Net investment income (loss) ...............   $   287,258      231,032       (21)     (1)
   Realized gain (loss) on investments ........      (979,256)  (1,206,935)      868      --
   Change in unrealized gain (loss) on
      investments .............................     2,308,470    4,860,567    (1,414)     84
   Reinvested capital gains ...................        56,939        5,638        --      --
                                                  -----------   ----------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,673,411    3,890,302      (567)     83
                                                  -----------   ----------   -------   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     6,596,167   10,175,032     1,431      92
   Transfers between funds ....................            --           --   (19,525)  6,111
   Death benefits (note 4) ....................            --           --        --      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (819,435)    (352,156)     (766)      2
                                                  -----------   ----------   -------   -----
         Net equity transactions ..............     5,776,732    9,822,876   (18,860)  6,205
                                                  -----------   ----------   -------   -----

Net change in contract owners' equity .........     7,450,143   13,713,178   (19,427)  6,288
Contract owners' equity beginning of period ...    52,487,131   27,571,639    34,306      --
                                                  -----------   ----------   -------   -----
Contract owners' equity end of period .........   $59,937,274   41,284,817    14,879   6,288
                                                  ===========   ==========   =======   =====

CHANGES IN UNITS:
   Beginning units ............................     5,385,830    3,825,320     1,861      --
                                                  -----------   ----------   -------   -----
   Units purchased ............................     1,862,923    2,319,355        77     410
   Units redeemed .............................    (1,814,901)  (1,157,330)   (1,186)     --
                                                  -----------   ----------   -------   -----
   Ending units ...............................     5,433,852    4,987,345       752     410
                                                  ===========   ==========   =======   =====

                                                       AIMBValue            AIMGrwth
                                                  -------------------   ----------------
                                                     2004       2003       2004     2003
                                                  ---------   -------   ---------   ----
Investment activity:
   Net investment income (loss) ...............      (2,333)     (946)     (1,457)    --
   Realized gain (loss) on investments ........       7,853    16,606      (8,170)    --
   Change in unrealized gain (loss) on
      investments .............................     119,608    45,573     127,943     --
   Reinvested capital gains ...................          --        --          --     --
                                                  ---------   -------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     125,128    61,233     118,316     --
                                                  ---------   -------   ---------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     119,350    73,137          --     --
   Transfers between funds ....................   1,640,071   329,084   3,257,220     --
   Death benefits (note 4) ....................          --        --          --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (27,167)  361,273      27,491     --
                                                  ---------   -------   ---------    ---
         Net equity transactions ..............   1,732,254   763,494   3,284,711     --
                                                  ---------   -------   ---------    ---

Net change in contract owners' equity .........   1,857,382   824,727   3,403,027     --
Contract owners' equity beginning of period ...     952,575        --          --     --
                                                  ---------   -------   ---------    ---
Contract owners' equity end of period .........   2,809,957   824,727   3,403,027     --
                                                  =========   =======   =========    ===

CHANGES IN UNITS:
   Beginning units ............................      77,019        --          --     --
                                                  ---------   -------   ---------    ---
   Units purchased ............................     141,158    79,793     340,774     --
   Units redeemed .............................      (2,207)   (1,130)    (18,398)    --
                                                  ---------   -------   ---------    ---
   Ending units ...............................     215,970    78,663     322,376     --
                                                  =========   =======   =========    ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        AIMMidCore               AlGrIncA
                                                  ----------------------   -------------------
                                                     2004         2003        2004       2003
                                                  ----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $   (3,226)     (1,251)      9,953     5,197
   Realized gain (loss) on investments ........        9,747          28      76,488     7,736
   Change in unrealized gain (loss) on
      investments .............................      204,582      59,068     (57,373)   72,196
   Reinvested capital gains ...................           --          --          --        --
                                                  ----------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      211,103      57,845      29,068    85,129
                                                  ----------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      143,220      97,515         788    (1,155)
   Transfers between funds ....................    1,819,269     339,714     403,445   475,730
   Death benefits (note 4) ....................           --          --          --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (37,597)    (14,083)    (12,191)   (3,678)
                                                  ----------   ---------   ---------   -------
         Net equity transactions ..............    1,924,892     423,146     392,042   470,897
                                                  ----------   ---------   ---------   -------

Net change in contract owners' equity .........    2,135,995     480,991     421,110   556,026
Contract owners' equity beginning of period ...    1,118,627     520,031     956,804        --
                                                  ----------   ---------   ---------   -------
Contract owners' equity end of period .........   $3,254,622   1,001,022   1,377,914   556,026
                                                  ==========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................       89,589      52,865      94,893        --
                                                  ----------   ---------   ---------   -------
   Units purchased ............................      154,581      40,062      39,004    63,673
   Units redeemed .............................       (2,974)     (1,429)     (1,183)     (462)
                                                  ----------   ---------   ---------   -------
   Ending units ...............................      241,196      91,498     132,714    63,211
                                                  ==========   =========   =========   =======

                                                     ACVPInt           CVSSEP
                                                  -------------   ---------------
                                                   2004    2003    2004     2003
                                                  ------   ----   ------   ------
Investment activity:
   Net investment income (loss) ...............     (102)    --      (32)     (35)
   Realized gain (loss) on investments ........       38     --      225    1,157
   Change in unrealized gain (loss) on
      investments .............................    1,461     --      361    4,495
   Reinvested capital gains ...................       --     --       --       --
                                                  ------    ---   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,397     --      554    5,617
                                                  ------    ---   ------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................       --     --       --       --
   Transfers between funds ....................   86,207     --    2,715   25,890
   Death benefits (note 4) ....................       --     --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (1,165)    --     (406)    (138)
                                                  ------    ---   ------   ------
         Net equity transactions ..............   85,042     --    2,309   25,752
                                                  ------    ---   ------   ------

Net change in contract owners' equity .........   86,439     --    2,863   31,369
Contract owners' equity beginning of period ...       --     --   37,469       --
                                                  ------    ---   ------   ------
Contract owners' equity end of period .........   86,439     --   40,332   31,369
                                                  ======    ===   ======   ======

CHANGES IN UNITS:
   Beginning units ............................       --     --    2,995       --
                                                  ------    ---   ------   ------
   Units purchased ............................   12,056     --      214    4,202
   Units redeemed .............................     (162)    --      (29)  (1,398)
                                                  ------    ---   ------   ------
   Ending units ...............................   11,894     --    3,180    2,804
                                                  ======    ===   ======   ======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   DryMidCapStS     DrySmCapIxS
                                                  --------------   -------------
                                                  2004     2003     2004    2003
                                                  ----   -------   ------   ----
Investment activity:
   Net investment income (loss) ...............    $--        --       (9)    --
   Realized gain (loss) on investments ........     --   (25,084)     585     --
   Change in unrealized gain (loss) on
      investments .............................     --        --    1,431     --
   Reinvested capital gains ...................     --        --        7     --
                                                   ---   -------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     --   (25,084)   2,014     --
                                                   ---   -------   ------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     --        --       --     --
   Transfers between funds ....................     --        --   15,345     --
   Death benefits (note 4) ....................     --        --       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     --    25,084     (136)    --
                                                   ---   -------   ------    ---
         Net equity transactions ..............     --    25,084   15,209     --
                                                   ---   -------   ------    ---

Net change in contract owners' equity .........     --        --   17,223     --
Contract owners' equity beginning of period ...     --        --      441     --
                                                   ---   -------   ------    ---
Contract owners' equity end of period .........    $--        --   17,664     --
                                                   ===   =======   ======    ===

CHANGES IN UNITS:
   Beginning units ............................     --        --       42     --
                                                   ---   -------   ------    ---
   Units purchased ............................     --        --    1,506     --
   Units redeemed .............................     --        --      (12)    --
                                                   ---   -------   ------    ---
   Ending units ...............................     --        --    1,536     --
                                                   ===   =======   ======    ===

                                                         DryStkIx          DryVIFIntVal
                                                  ---------------------   --------------
                                                     2004        2003       2004    2003
                                                  ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ...............      12,921       6,014        74     --
   Realized gain (loss) on investments ........      57,267       8,080     6,485     --
   Change in unrealized gain (loss) on
      investments .............................       4,350     144,785    56,357     --
   Reinvested capital gains ...................          --          --        --     --
                                                  ---------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      74,538     158,879    62,916     --
                                                  ---------   ---------   -------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     140,414     236,490    21,320     --
   Transfers between funds ....................     639,757     915,791   289,975     --
   Death benefits (note 4) ....................          --          --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (26,718)     (9,465)   (9,230)    --
                                                  ---------   ---------   -------    ---
         Net equity transactions ..............     753,453   1,142,816   302,065     --
                                                  ---------   ---------   -------    ---

Net change in contract owners' equity .........     827,991   1,301,695   364,981     --
Contract owners' equity beginning of period ...   2,016,505          --   634,858     --
                                                  ---------   ---------   -------    ---
Contract owners' equity end of period .........   2,844,496   1,301,695   999,839     --
                                                  =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units ............................     217,474          --    51,497     --
                                                  ---------   ---------   -------    ---
   Units purchased ............................      82,832     162,507    24,590     --
   Units redeemed .............................      (2,840)     (1,417)     (727)    --
                                                  ---------   ---------   -------    ---
   Ending units ...............................     297,466     161,090    75,360     --
                                                  =========   =========   =======    ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  DryVIFQualBd         FidVIPEIS
                                                  ------------   ---------------------
                                                   2004   2003      2004        2003
                                                  -----   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    $--      1       96,446      82,435
   Realized gain (loss) on investments ........     --      1       (7,274)    (54,751)
   Change in unrealized gain (loss) on
      investments .............................     --     11      102,564     484,412
   Reinvested capital gains ...................     --     --       27,055          --
                                                   ---    ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     --     13      218,791     512,096
                                                   ---    ---    ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     --     --           --          --
   Transfers between funds ....................     --     --     (825,501)     86,559
   Death benefits (note 4) ....................     --     --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     --    (13)    (100,473)    (97,742)
                                                   ---    ---    ---------   ---------
         Net equity transactions ..............     --    (13)    (925,974)    (11,183)
                                                   ---    ---    ---------   ---------

Net change in contract owners' equity .........     --     --     (707,183)    500,913
Contract owners' equity beginning of period ...     --     --    7,312,452   4,955,898
                                                   ---    ---    ---------   ---------
Contract owners' equity end of period .........    $--     --    6,605,269   5,456,811
                                                   ===    ===    =========   =========

CHANGES IN UNITS:
   Beginning units ............................     --     --      636,125     559,168
                                                   ---    ---    ---------   ---------
   Units purchased ............................     --     --       75,205       9,303
   Units redeemed .............................     --     --      (83,018)    (11,025)
                                                   ---    ---    ---------   ---------
   Ending units ...............................     --     --      628,312     557,446
                                                   ===    ===    =========   =========

                                                      FidVIPGrS             FidVIPOvS
                                                  -----------------   ---------------------
                                                    2004      2003       2004        2003
                                                  -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............        17      (412)     53,686      29,050
   Realized gain (loss) on investments ........    33,007   (12,880)   (208,108)   (483,359)
   Change in unrealized gain (loss) on
      investments .............................   (26,451)   72,721     200,343     899,156
   Reinvested capital gains ...................        --        --          --          --
                                                  -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     6,573    59,429      45,921     444,847
                                                  -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................        --        --     627,303     715,305
   Transfers between funds ....................     9,723   257,996    (743,962)   (572,327)
   Death benefits (note 4) ....................        --        --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (10,477)   (5,492)   (101,891)   (103,722)
                                                  -------   -------   ---------   ---------
         Net equity transactions ..............      (754)  252,504    (218,550)     39,256
                                                  -------   -------   ---------   ---------

Net change in contract owners' equity .........     5,819   311,933    (172,629)    484,103
Contract owners' equity beginning of period ...   693,561    64,775   5,638,946   3,933,361
                                                  -------   -------   ---------   ---------
Contract owners' equity end of period .........   699,380   376,708   5,466,317   4,417,464
                                                  =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    77,099     9,523     575,758     574,848
                                                  -------   -------   ---------   ---------
   Units purchased ............................    14,872    40,199      61,518     126,065
   Units redeemed .............................    (6,909)     (793)    (85,412)   (114,476)
                                                  -------   -------   ---------   ---------
   Ending units ...............................    85,062    48,929     551,864     586,437
                                                  =======   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        FidVIPConS               FidVIPI500
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $    5,012       6,898      42,841      39,901
   Realized gain (loss) on investments ........      (20,206)    (78,948)     (6,303)    (69,266)
   Change in unrealized gain (loss) on
      investments .............................      296,071     421,014      70,769     336,238
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      280,877     348,964     107,307     306,873
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................           --          --          --          --
   Transfers between funds ....................      (27,631)    283,733     462,791     (30,861)
   Death benefits (note 4) ....................           --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (67,406)    (70,900)    (54,918)    (55,055)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............      (95,037)    212,833     407,873     (85,916)
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........      185,840     561,797     515,180     220,957
Contract owners' equity beginning of period ...    4,667,511   3,470,072   3,387,404   2,800,293
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $4,853,351   4,031,869   3,902,584   3,021,250
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      405,029     384,953     432,638     457,424
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................       17,494      32,019      57,426          --
   Units redeemed .............................       (9,533)     (7,836)    (73,430)    (14,650)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      412,990     409,136     416,634     442,774
                                                  ==========   =========   =========   =========

                                                       FidVIPIGBdS             FidVIPBalS
                                                  --------------------   ---------------------
                                                     2004       2003        2004        2003
                                                  ---------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      16,838     13,789      41,098      37,267
   Realized gain (loss) on investments ........      13,754     36,951      (4,414)     (6,943)
   Change in unrealized gain (loss) on
      investments .............................     (42,500)   (42,734)    (46,515)    117,629
   Reinvested capital gains ...................      12,908      5,274          --          --
                                                  ---------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       1,000     13,280      (9,831)    147,953
                                                  ---------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................          --         --          --          --
   Transfers between funds ....................     126,767   (604,841)    292,141     162,826
   Death benefits (note 4) ....................          --         --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (14,303)    (6,587)    (32,139)    (29,515)
                                                  ---------   --------   ---------   ---------
         Net equity transactions ..............     112,464   (611,428)    260,002     133,311
                                                  ---------   --------   ---------   ---------

Net change in contract owners' equity .........     113,464   (598,148)    250,171     281,264
Contract owners' equity beginning of period ...   1,155,013    848,172   1,972,166   1,360,148
                                                  ---------   --------   ---------   ---------
Contract owners' equity end of period .........   1,268,477    250,024   2,222,337   1,641,412
                                                  =========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      97,914     75,241     191,781     154,828
                                                  ---------   --------   ---------   ---------
   Units purchased ............................      24,761         --      27,849      18,720
   Units redeemed .............................     (15,601)   (53,979)     (6,872)     (3,279)
                                                  ---------   --------   ---------   ---------
   Ending units ...............................     107,074     21,262     212,758     170,269
                                                  =========   ========   =========   =========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FrVIPForSec2          GVITCVal
                                                  ------------------   ----------------
                                                    2004       2003      2004     2003
                                                  --------   -------   -------   ------
Investment activity:
   Net investment income (loss) ...............   $  6,631     2,915       342      284
   Realized gain (loss) on investments ........      4,666        67    12,291       --
   Change in unrealized gain (loss) on
      investments .............................     14,463    12,404    (7,760)  (3,073)
   Reinvested capital gains ...................         --        --        --       --
                                                  --------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     25,760    15,386     4,873   (2,789)
                                                  --------   -------   -------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................         --        --     4,095    1,401
   Transfers between funds ....................    120,468   158,469   (49,657)  93,106
   Death benefits (note 4) ....................         --        --        --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (7,463)     (457)   (2,012)      (1)
                                                  --------   -------   -------   ------
         Net equity transactions ..............    113,005   158,012   (47,574)  94,506
                                                  --------   -------   -------   ------

Net change in contract owners' equity .........    138,765   173,398   (42,701)  91,717
Contract owners' equity beginning of period ...    612,141        --   104,983       --
                                                  --------   -------   -------   ------
Contract owners' equity end of period .........   $750,906   173,398    62,282   91,717
                                                  ========   =======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     49,066        --    11,755       --
                                                  --------   -------   -------   ------
   Units purchased ............................      9,418    17,093       448   11,904
   Units redeemed .............................       (582)      (47)   (5,543)      --
                                                  --------   -------   -------   ------
   Ending units ...............................     57,902    17,046     6,660   11,904
                                                  ========   =======   =======   ======

                                                      GVITDMidCapI           GVITGvtBd
                                                  -------------------   ------------------
                                                     2004       2003      2004       2003
                                                  ---------   -------   --------   -------
Investment activity:
   Net investment income (loss) ...............       1,251       658      8,867     4,580
   Realized gain (loss) on investments ........      46,529     4,645       (208)    6,462
   Change in unrealized gain (loss) on
      investments .............................      51,939   134,106    (14,051)   (2,426)
   Reinvested capital gains ...................          --        --      5,483       364
                                                  ---------   -------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      99,719   139,409         91     8,980
                                                  ---------   -------   --------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      26,405   213,559     11,796    16,234
   Transfers between funds ....................     534,297   577,088   (152,245)  (53,979)
   Death benefits (note 4) ....................          --        --         --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (20,011)   (7,992)    (5,177)   (7,673)
                                                  ---------   -------   --------   -------
         Net equity transactions ..............     540,691   782,655   (145,626)  (45,418)
                                                  ---------   -------   --------   -------

Net change in contract owners' equity .........     640,410   922,064   (145,535)  (36,438)
Contract owners' equity beginning of period ...   1,545,892        --    369,283   253,403
                                                  ---------   -------   --------   -------
Contract owners' equity end of period .........   2,186,302   922,064    223,748   216,965
                                                  =========   =======   ========   =======

CHANGES IN UNITS:
   Beginning units ............................     100,111        --     27,927    19,615
                                                  ---------   -------   --------   -------
   Units purchased ............................      35,235    72,383        886    26,900
   Units redeemed .............................      (1,258)     (711)   (11,857)  (30,307)
                                                  ---------   -------   --------   -------
   Ending units ...............................     134,088    71,672     16,956    16,208
                                                  =========   =======   ========   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GVITGrowth          GVITSMdCpGr
                                                  -------------------   ----------------
                                                     2004       2003     2004      2003
                                                  ---------   -------   ------   -------
Investment activity:
   Net investment income (loss) ...............   $     (82)     (141)      --       (68)
   Realized gain (loss) on investments ........      16,980    (7,618)     562     7,446
   Change in unrealized gain (loss) on
      investments .............................     (14,430)   24,101     (266)    3,237
   Reinvested capital gains ...................          --        --       --        --
                                                  ---------   -------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       2,468    16,342      296    10,615
                                                  ---------   -------   ------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................       4,976     6,751      323     2,286
   Transfers between funds ....................    (152,401)   14,441   (8,448)  (24,843)
   Death benefits (note 4) ....................          --        --       --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (2,595)   (2,617)     (26)   (1,246)
                                                  ---------   -------   ------   -------
         Net equity transactions ..............    (150,020)   18,575   (8,151)  (23,803)
                                                  ---------   -------   ------   -------

Net change in contract owners' equity .........    (147,552)   34,917   (7,855)  (13,188)
Contract owners' equity beginning of period ...     147,552    80,268    7,855    42,141
                                                  ---------   -------   ------   -------
Contract owners' equity end of period .........   $      --   115,185       --    28,953
                                                  =========   =======   ======   =======

CHANGES IN UNITS:
   Beginning units ............................      28,670    20,775      820     6,186
                                                  ---------   -------   ------   -------
   Units purchased ............................         942    29,218       34     9,751
   Units redeemed .............................     (29,612)  (24,199)    (854)  (12,482)
                                                  ---------   -------   ------   -------
   Ending units ...............................          --    25,794       --     3,455
                                                  =========   =======   ======   =======

                                                         GVITMyMkt              GVITMyMkt5
                                                  -----------------------   -----------------
                                                     2004         2003      2004      2003
                                                  ----------   ----------   ----   ----------
Investment activity:
   Net investment income (loss) ...............          547          302    --            --
   Realized gain (loss) on investments ........           --           --    (1)           --
   Change in unrealized gain (loss) on
      investments .............................           --           --     1            (1)
   Reinvested capital gains ...................           --           --    --            --
                                                  ----------   ----------   ---    ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................          547          302    --            (1)
                                                  ----------   ----------   ---    ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................    3,816,482    1,836,169    --     4,587,621
   Transfers between funds ....................   (3,721,374)  (1,374,757)   --    (4,582,121)
   Death benefits (note 4) ....................           --           --    --            --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (26,127)     (23,225)   --        (5,499)
                                                  ----------   ----------   ---    ----------
         Net equity transactions ..............       68,981      438,187    --             1
                                                  ----------   ----------   ---    ----------

Net change in contract owners' equity .........       69,528      438,489    --            --
Contract owners' equity beginning of period ...    1,234,476          470    --            --
                                                  ----------   ----------   ---    ----------
Contract owners' equity end of period .........    1,304,004      438,959    --            --
                                                  ==========   ==========   ===    ==========

CHANGES IN UNITS:
   Beginning units ............................      107,374           41    --            --
                                                  ----------   ----------   ---    ----------
   Units purchased ............................      331,884      136,380    --       484,549
   Units redeemed .............................     (325,882)     (98,221)   --      (484,549)
                                                  ----------   ----------   ---    ----------
   Ending units ...............................      113,376       38,200    --            --
                                                  ==========   ==========   ===    ==========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GVITNWFund           GVITSmComp
                                                  ------------------   -----------------
                                                    2004       2003      2004      2003
                                                  --------   -------   --------   ------
Investment activity:
   Net investment income (loss) ...............   $    811       253       (168)     (57)
   Realized gain (loss) on investments ........      1,365    (6,677)    24,760     (844)
   Change in unrealized gain (loss) on
      investments .............................        485    20,575    (20,227)  11,546
   Reinvested capital gains ...................         --        --         --       --
                                                  --------   -------   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,661    14,151      4,365   10,645
                                                  --------   -------   --------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      6,935     6,845      3,640    3,823
   Transfers between funds ....................    (22,513)  (34,763)  (117,992)  58,366
   Death benefits (note 4) ....................         --        --         --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (3,512)   (3,400)    (2,227)  (1,004)
                                                  --------   -------   --------   ------
         Net equity transactions ..............    (19,090)  (31,318)  (116,579)  61,185
                                                  --------   -------   --------   ------

Net change in contract owners' equity .........    (16,429)  (17,167)  (112,214)  71,830
Contract owners' equity beginning of period ...    207,292   129,049    117,950    8,638
                                                  --------   -------   --------   ------
Contract owners' equity end of period .........   $190,863   111,882      5,736   80,468
                                                  ========   =======   ========   ======

CHANGES IN UNITS:
   Beginning units ............................     21,730    17,310      6,919      717
                                                  --------   -------   --------   ------
   Units purchased ............................        709    19,800        448    8,017
   Units redeemed .............................     (2,833)  (23,807)    (7,049)  (2,963)
                                                  --------   -------   --------   ------
   Ending units ...............................     19,606    13,303        318    5,771
                                                  ========   =======   ========   ======

                                                      GVITWLead         GSVITMidCap
                                                  -----------------   --------------
                                                    2004      2003      2004    2003
                                                  -------   -------   -------   ----
Investment activity:
   Net investment income (loss) ...............       (20)     (135)     (142)   --
   Realized gain (loss) on investments ........     4,240     1,313       915    --
   Change in unrealized gain (loss) on
      investments .............................    (5,252)    7,581     7,552    --
   Reinvested capital gains ...................        --        --        --    --
                                                  -------   -------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (1,032)    8,759     8,325    --
                                                  -------   -------   -------   ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     1,194     5,451        --    --
   Transfers between funds ....................   (40,188)  (20,486)  124,589    --
   Death benefits (note 4) ....................        --        --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (463)   (2,484)   (1,944)   --
                                                  -------   -------   -------   ---
         Net equity transactions ..............   (39,457)  (17,519)  122,645    --
                                                  -------   -------   -------   ---

Net change in contract owners' equity .........   (40,489)   (8,760)  130,970    --
Contract owners' equity beginning of period ...    40,489    97,091     4,260    --
                                                  -------   -------   -------   ---
Contract owners' equity end of period .........        --    88,331   135,230    --
                                                  =======   =======   =======   ===

CHANGES IN UNITS:
   Beginning units ............................     4,733    15,496       247    --
                                                  -------   -------   -------   ---
   Units purchased ............................       137    14,590     6,975    --
   Units redeemed .............................    (4,870)  (17,271)     (106)   --
                                                  -------   -------   -------   ---
   Ending units ...............................        --    12,815     7,116    --
                                                  =======   =======   =======   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       InvVDyn              INVEqIncF
                                                  ----------------   ----------------------
                                                    2004     2003       2004         2003
                                                  -------   ------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (41)      (3)      (4,085)     (5,634)
   Realized gain (loss) on investments ........     4,982       --     (178,754)    (54,165)
   Change in unrealized gain (loss) on
      investments .............................      (413)  (1,116)     136,774     335,199
   Reinvested capital gains ...................        --       --           --          --
                                                  -------   ------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     4,528   (1,119)     (46,065)    275,400
                                                  -------   ------   ----------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................       868      563      425,065     450,807
   Transfers between funds ....................    46,038   37,386   (1,551,704)    (49,623)
   Death benefits (note 4) ....................        --       --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (514)       1      (56,571)    (67,819)
                                                  -------   ------   ----------   ---------
         Net equity transactions ..............    46,392   37,950   (1,183,210)    333,365
                                                  -------   ------   ----------   ---------

Net change in contract owners' equity .........    50,920   36,831   (1,229,275)    608,765
Contract owners' equity beginning of period ...    38,886       --    3,684,103   2,488,293
                                                  -------   ------   ----------   ---------
Contract owners' equity end of period .........   $89,806   36,831    2,454,828   3,097,058
                                                  =======   ======   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................     4,116       --      346,519     286,948
                                                  -------   ------   ----------   ---------
   Units purchased ............................     5,039    4,629       39,430      78,733
   Units redeemed .............................       (55)      --     (155,561)    (41,411)
                                                  -------   ------   ----------   ---------
   Ending units ...............................     9,100    4,629      230,388     324,270
                                                  =======   ======   ==========   =========

                                                          INVGrF              INVHealthF
                                                  ----------------------   ----------------
                                                     2004         2003       2004     2003
                                                  ----------   ---------   -------   ------
Investment activity:
   Net investment income (loss) ...............       (3,175)     (5,491)     (155)     (76)
   Realized gain (loss) on investments ........     (837,153)   (269,635)    2,598   (3,551)
   Change in unrealized gain (loss) on
      investments .............................      813,438     606,659     1,545   11,393
   Reinvested capital gains ...................           --          --        --       --
                                                  ----------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (26,890)    331,533     3,988    7,766
                                                  ----------   ---------   -------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      429,660     438,819     3,126    3,669
   Transfers between funds ....................   (3,672,315)    (67,062)   (1,676)   9,661
   Death benefits (note 4) ....................           --          --        --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (42,185)    (63,983)   (1,629)  (1,385)
                                                  ----------   ---------   -------   ------
         Net equity transactions ..............   (3,284,840)    307,774      (179)  11,945
                                                  ----------   ---------   -------   ------

Net change in contract owners' equity .........   (3,311,730)    639,307     3,809   19,711
Contract owners' equity beginning of period ...    3,311,730   2,315,632   107,740   47,811
                                                  ----------   ---------   -------   ------
Contract owners' equity end of period .........           --   2,954,939   111,549   67,522
                                                  ==========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units ............................      774,829     703,188     9,388    5,342
                                                  ----------   ---------   -------   ------
   Units purchased ............................       97,457     126,320       265    6,577
   Units redeemed .............................     (872,286)    (36,278)     (299)  (5,446)
                                                  ----------   ---------   -------   ------
   Ending units ...............................           --     793,230     9,354    6,473
                                                  ==========   =========   =======   ======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    INVHiYldF          InvVSmCoGro
                                                  -------------   ---------------------
                                                  2004    2003       2004        2003
                                                  ----   ------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    $--      (17)     (6,039)     (6,600)
   Realized gain (loss) on investments ........     --       74    (151,570)   (157,182)
   Change in unrealized gain (loss) on
      investments .............................     --    1,706     294,638     567,667
   Reinvested capital gains ...................     --       --          --          --
                                                   ---   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     --    1,763     137,029     403,885
                                                   ---   ------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     --    1,521     505,104     539,431
   Transfers between funds ....................     --   24,306    (392,795)   (168,139)
   Death benefits (note 4) ....................     --       --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     --     (300)    (79,266)    (78,051)
                                                   ---   ------   ---------   ---------
         Net equity transactions ..............     --   25,527      33,043     293,241
                                                   ---   ------   ---------   ---------

Net change in contract owners' equity .........     --   27,290     170,072     697,126
Contract owners' equity beginning of period ...     --       --   4,189,954   2,890,558
                                                   ---   ------   ---------   ---------
Contract owners' equity end of period .........    $--   27,290   4,360,026   3,587,684
                                                   ===   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     --       --     345,962     318,301
                                                   ---   ------   ---------   ---------
   Units purchased ............................     --    3,044      39,770      65,131
   Units redeemed .............................     --      (34)    (40,036)    (32,299)
                                                   ---   ------   ---------   ---------
   Ending units ...............................     --    3,010     345,696     351,133
                                                   ===   ======   =========   =========

                                                       INVTechF             INVTotRetF
                                                  -----------------   ---------------------
                                                    2004      2003       2004       2003
                                                  -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (191)     (201)     (2,361)     (2,086)
   Realized gain (loss) on investments ........    32,020   (45,600)    (15,099)     (7,692)
   Change in unrealized gain (loss) on
      investments .............................   (35,776)   67,456      (1,009)     86,879
   Reinvested capital gains ...................        --        --          --          --
                                                  -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (3,947)   21,655     (18,469)     77,101
                                                  -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     5,777     7,307     174,869     158,389
   Transfers between funds ....................   (88,208)  (53,367)     86,854     281,997
   Death benefits (note 4) ....................        --        --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (2,715)   (3,634)    (30,474)    (25,739)
                                                  -------   -------   ---------   ---------
         Net equity transactions ..............   (85,146)  (49,694)    231,249     414,647
                                                  -------   -------   ---------   ---------

Net change in contract owners' equity .........   (89,093)  (28,039)    212,780     491,748
Contract owners' equity beginning of period ...   167,952   151,479   1,442,072     908,187
                                                  -------   -------   ---------   ---------
Contract owners' equity end of period .........    78,859   123,440   1,654,852   1,399,935
                                                  =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    20,669    27,179     150,934     111,191
                                                  -------   -------   ---------   ---------
   Units purchased ............................       669    21,576      27,383      70,737
   Units redeemed .............................   (11,580)  (30,265)     (5,323)    (22,974)
                                                  -------   -------   ---------   ---------
   Ending units ...............................     9,758    18,490     172,994     158,954
                                                  =======   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       INVUtilF           MFSInvGrS
                                                  ------------------   --------------
                                                    2004       2003    2004     2003
                                                  --------   -------   ----   -------
Investment activity:
   Net investment income (loss) ...............   $  1,429       (76)    --      (598)
   Realized gain (loss) on investments ........      5,431    (3,124)    --    10,084
   Change in unrealized gain (loss) on
      investments .............................     (6,309)    9,827     --    62,354
   Reinvested capital gains ...................         --        --     --        --
                                                  --------   -------    ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        551     6,627     --    71,840
                                                  --------   -------    ---   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      1,569     3,123     --   132,336
   Transfers between funds ....................    (27,072)  (17,704)    --   338,629
   Death benefits (note 4) ....................         --        --     --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................       (917)   (1,441)    --    (4,967)
                                                  --------   -------    ---   -------
         Net equity transactions ..............    (26,420)  (16,022)    --   465,998
                                                  --------   -------    ---   -------

Net change in contract owners' equity .........    (25,869)   (9,395)    --   537,838
Contract owners' equity beginning of period ...     44,275    44,963     --        --
                                                  --------   -------    ---   -------
Contract owners' equity end of period .........   $ 18,406    35,568     --   537,838
                                                  ========   =======    ===   =======

CHANGES IN UNITS:
   Beginning units ............................      5,717     6,844     --        --
                                                  --------   -------    ---   -------
   Units purchased ............................        202    10,465     --    68,209
   Units redeemed .............................     (3,601)  (12,384)    --    (3,740)
                                                  --------   -------    ---   -------
   Ending units ...............................      2,318     4,925     --    64,469
                                                  ========   =======    ===   =======

                                                    MFSVITInvGrwI      MFSVITValIn
                                                  ----------------   --------------
                                                     2004     2003     2004    2003
                                                  ---------   ----   -------   ----
Investment activity:
   Net investment income (loss) ...............      (1,943)    --     2,843     --
   Realized gain (loss) on investments ........       9,196     --     3,160     --
   Change in unrealized gain (loss) on
      investments .............................      15,227     --       467     --
   Reinvested capital gains ...................          --     --    11,442     --
                                                  ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      22,480     --    17,912     --
                                                  ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      17,378     --    25,211     --
   Transfers between funds ....................     349,262     --   507,215     --
   Death benefits (note 4) ....................          --     --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (10,476)    --    (5,763)    --
                                                  ---------    ---   -------    ---
         Net equity transactions ..............     356,164     --   526,663     --
                                                  ---------    ---   -------    ---

Net change in contract owners' equity .........     378,644     --   544,575     --
Contract owners' equity beginning of period ...     766,010     --   213,625     --
                                                  ---------    ---   -------    ---
Contract owners' equity end of period .........   1,144,654     --   758,200     --
                                                  =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ............................      84,317     --    20,767     --
                                                  ---------    ---   -------    ---
   Units purchased ............................      39,959     --    51,141     --
   Units redeemed .............................      (1,140)    --      (552)    --
                                                  ---------    ---   -------    ---
   Ending units ...............................     123,136     --    71,356     --
                                                  =========    ===   =======    ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      MFSValS          OGBal
                                                  --------------   ------------
                                                  2004     2003     2004   2003
                                                  ----   -------   -----   ----
Investment activity:
   Net investment income (loss) ...............    $--       227     105     --
   Realized gain (loss) on investments ........     --    10,535     (31)    --
   Change in unrealized gain (loss) on
      investments .............................     --    18,815      53     --
   Reinvested capital gains ...................     --        --      --     --
                                                   ---   -------   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     --    29,577     127     --
                                                   ---   -------   -----    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     --   129,019      --     --
   Transfers between funds ....................     --    80,783   7,954     --
   Death benefits (note 4) ....................     --        --      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     --    (2,059)   (100)    --
                                                   ---   -------   -----    ---
         Net equity transactions ..............     --   207,743   7,854     --
                                                   ---   -------   -----    ---

Net change in contract owners' equity .........     --   237,320   7,981     --
Contract owners' equity beginning of period ...     --        --   1,659     --
                                                   ---   -------   -----    ---
Contract owners' equity end of period .........    $--   237,320   9,640     --
                                                   ===   =======   =====    ===

CHANGES IN UNITS:
   Beginning units ............................     --        --     177     --
                                                   ---   -------   -----    ---
   Units purchased ............................     --    32,596     857     --
   Units redeemed .............................     --    (5,831)    (10)    --
                                                   ---   -------   -----    ---
   Ending units ...............................     --    26,765   1,024     --
                                                   ===   =======   =====    ===

                                                      OGBond         OGEqIndx
                                                  -------------   -------------
                                                   2004    2003    2004    2003
                                                  ------   ----   ------   ----
Investment activity:
   Net investment income (loss) ...............      306     --       54     --
   Realized gain (loss) on investments ........     (487)    --      306     --
   Change in unrealized gain (loss) on
      investments .............................      118     --      502     --
   Reinvested capital gains ...................       --     --       --     --
                                                  ------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (63)    --      862     --
                                                  ------    ---   ------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................       --     --       --     --
   Transfers between funds ....................   13,182     --   13,676     --
   Death benefits (note 4) ....................       --     --       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (149)    --     (138)    --
                                                  ------    ---   ------    ---
         Net equity transactions ..............   13,033     --   13,538     --
                                                  ------    ---   ------    ---

Net change in contract owners' equity .........   12,970     --   14,400     --
Contract owners' equity beginning of period ...    2,826     --      996     --
                                                  ------    ---   ------    ---
Contract owners' equity end of period .........   15,796     --   15,396     --
                                                  ======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units ............................      218     --      132     --
                                                  ------    ---   ------    ---
   Units purchased ............................    1,009     --    1,867     --
   Units redeemed .............................      (11)    --      (17)    --
                                                  ------    ---   ------    ---
   Ending units ...............................    1,216     --    1,982     --
                                                  ======    ===   ======    ===


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    OGMidCapGr      OGMidCapV
                                                  --------------   -----------
                                                   2004     2003   2004   2003
                                                  -------   ----   ----   ----
Investment activity:
   Net investment income (loss) ...............   $    (6)    --      2     --
   Realized gain (loss) on investments ........       244     --      2     --
   Change in unrealized gain (loss) on
      investments .............................       422     --     29     --
   Reinvested capital gains ...................        --     --     --     --
                                                  -------    ---    ---    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       660     --     33     --
                                                  -------    ---    ---    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................        --     --     --     --
   Transfers between funds ....................    10,992     --    643     --
   Death benefits (note 4) ....................        --     --     --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (125)    --     --     --
                                                  -------    ---    ---    ---
         Net equity transactions ..............    10,867     --    643     --
                                                  -------    ---    ---    ---

Net change in contract owners' equity .........    11,527     --    676     --
Contract owners' equity beginning of period ...     1,660     --     --     --
                                                  -------    ---    ---    ---
Contract owners' equity end of period .........   $13,187     --    676     --
                                                  =======    ===    ===    ===

CHANGES IN UNITS:
   Beginning units ............................       221     --     --     --
                                                  -------    ---    ---    ---
   Units purchased ............................     1,460     --     48     --
   Units redeemed .............................       (15)    --     --     --
                                                  -------    ---    ---    ---
   Ending units ...............................     1,666     --     48     --
                                                  =======    ===    ===    ===

                                                       OppGlSec            PIMRealRet
                                                  -----------------   -------------------
                                                    2004      2003       2004       2003
                                                  -------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............     7,641       203       1,392     8,624
   Realized gain (loss) on investments ........     8,576     1,077      16,819   (13,526)
   Change in unrealized gain (loss) on
      investments .............................     3,055    23,109       2,537     5,462
   Reinvested capital gains ...................        --        --          --        --
                                                  -------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    19,272    24,389      20,748       560
                                                  -------   -------   ---------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................    15,109    19,699      21,471    45,476
   Transfers between funds ....................   190,464   169,891    (118,470)  381,740
   Death benefits (note 4) ....................        --        --          --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (8,029)   (1,914)    (11,701)   (7,117)
                                                  -------   -------   ---------   -------
         Net equity transactions ..............   197,544   187,676    (108,700)  420,099
                                                  -------   -------   ---------   -------

Net change in contract owners' equity .........   216,816   212,065     (87,952)  420,659
Contract owners' equity beginning of period ...   637,630        --   1,055,612        --
                                                  -------   -------   ---------   -------
Contract owners' equity end of period .........   854,446   212,065     967,660   420,659
                                                  =======   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................    58,774        --      84,012        --
                                                  -------   -------   ---------   -------
   Units purchased ............................    18,317    25,238      11,535    61,726
   Units redeemed .............................      (721)     (263)    (20,113)  (27,675)
                                                  -------   -------   ---------   -------
   Ending units ...............................    76,370    24,975      75,434    34,051
                                                  =======   =======   =========   =======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        PIMTotRet             PVTIntEq
                                                  ---------------------   ----------------
                                                     2004        2003      2004      2003
                                                  ---------   ---------   ------   -------
Investment activity:
   Net investment income (loss) ...............   $  4,732       14,839       --     2,317
   Realized gain (loss) on investments ........      2,248        2,199      (73)    1,184
   Change in unrealized gain (loss) on
      investments .............................     (7,907)      32,461       --    67,034
   Reinvested capital gains ...................         --           --       --        --
                                                  --------    ---------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (927)      49,499      (73)   70,535
                                                  --------    ---------   ------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     25,592       55,469    2,663   124,840
   Transfers between funds ....................    190,590    1,838,624   (2,612)  478,663
   Death benefits (note 4) ....................         --           --       --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (9,472)     (13,770)      22    (4,302)
                                                  --------    ---------   ------   -------
         Net equity transactions ..............    206,710    1,880,323       73   599,201
                                                  --------    ---------   ------   -------

Net change in contract owners' equity .........    205,783    1,929,822       --   669,736
Contract owners' equity beginning of period ...    594,675           --       --        --
                                                  --------    ---------   ------   -------
Contract owners' equity end of period .........   $800,458    1,929,822       --   669,736
                                                  ========    =========   ======   =======

CHANGES IN UNITS:
   Beginning units ............................     52,710           --       --        --
                                                  --------    ---------   ------   -------
   Units purchased ............................     18,940      172,830      203    64,952
   Units redeemed .............................       (838)      (1,239)    (203)     (467)
                                                  --------    ---------   ------   -------
   Ending units ...............................     70,812      171,591       --    64,485
                                                  ========    =========   ======   =======

                                                   PVTGroEqIA         RoySmCp
                                                  -----------   -------------------
                                                  2004   2003      2004       2003
                                                  ----   ----   ---------   -------
Investment activity:
   Net investment income (loss) ...............     --     --      (1,959)     (442)
   Realized gain (loss) on investments ........     --     21      42,771     2,536
   Change in unrealized gain (loss) on
      investments .............................     --     --      50,029    72,427
   Reinvested capital gains ...................     --     --          --        --
                                                   ---    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     --     21      90,841    74,521
                                                   ---    ---   ---------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     --     --       7,429   136,818
   Transfers between funds ....................     --     --     260,132   252,871
   Death benefits (note 4) ....................     --     --          --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     --    (21)    (11,198)   (4,192)
                                                   ---    ---   ---------   -------
         Net equity transactions ..............     --    (21)    256,363   385,497
                                                   ---    ---   ---------   -------

Net change in contract owners' equity .........     --     --     347,204   460,018
Contract owners' equity beginning of period ...     --     --     780,945        --
                                                   ---    ---   ---------   -------
Contract owners' equity end of period .........     --     --   1,128,149   460,018
                                                   ===    ===   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     --     --      72,341        --
                                                   ---    ---   ---------   -------
   Units purchased ............................     --     --      23,484    54,095
   Units redeemed .............................     --     --        (985)     (559)
                                                   ---    ---   ---------   -------
   Ending units ...............................     --     --      94,840    53,536
                                                   ===    ===   =========   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        SalBrInv            TRPEI2           WRSmCap
                                                  -------------------   -------------   -----------------
                                                    2004       2003      2004    2003     2004      2003
                                                  --------   --------   ------   ----   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   (149)      (149)      76     --      (961)     (303)
   Realized gain (loss) on investments ........      1,876    (37,507)     482     --     9,259    13,215
   Change in unrealized gain (loss) on
      investments .............................      1,335     42,936      940     --    14,734    27,601
   Reinvested capital gains ...................         --         --       44     --        --        --
                                                  --------   --------   ------    ---   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      3,062      5,280    1,542     --    23,032    40,513
                                                  --------   --------   ------    ---   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      2,901      3,537       --     --     2,703   122,685
   Transfers between funds ....................     34,481   (131,880)  23,833     --   176,193   107,298
   Death benefits (note 4) ....................         --         --       --     --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (1,531)    (2,773)    (233)   --     (5,222)   (3,061)
                                                  --------   --------   ------    ---   -------   -------
         Net equity transactions ..............     35,851   (131,116)  23,600     --   173,674   226,922
                                                  --------   --------   ------    ---   -------   -------

Net change in contract owners' equity .........     38,913   (125,836)  25,142     --   196,706   267,435
Contract owners' equity beginning of period ...     87,135    160,906    2,649     --   384,186        --
                                                  --------   --------   ------    ---   -------   -------
Contract owners' equity end of period .........   $126,048     35,070   27,791     --   580,892   267,435
                                                  ========   ========   ======    ===   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      7,070     17,337      210     --    35,681        --
                                                  --------   --------   ------    ---   -------   -------
   Units purchased ............................      2,959      9,389    1,924     --    15,972    35,570
   Units redeemed .............................       (125)   (23,445)     (18)    --      (473)   (6,589)
                                                  --------   --------   ------    ---   -------   -------
   Ending units ...............................      9,904      3,281    2,116     --    51,180    28,981
                                                  ========   ========   ======    ===   =======   =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

          Contract owners may invest in the following:

               Funds of the AIM Variable Insurance Fund (AIM VIF);
                  AIM VIF - AIM V.I. Real Estate Fund - Series I Shares (INVREO) AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
                  AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)*
                  AIM VIF - Growth Fund - Series I Shares (AIMGrwth)
                  AIM VIF - High Yield Fund - Series I Shares (AIMHighYld)*
                  AIM VIF - International Growth Fund - Series I Shares
                     (AIMIntGr)*
                  AIM VIF - Mid Cap Core Equity Fund - Series I Shares
                     (AIMMidCore)

               Portfolios of Alliance Variable Product Series Funds, Inc
                  (Alliance VPSF);
                  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio
                     - Class A (AlGrIncA)

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal)* American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)*
                  American Century VP - Growth Fund - Class I (ACVP)*
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)*
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra(R) Fund - Class I (ACVPUltra)* American Century VP - Value Fund - Class I (ACVPVal)* American Century VP - Vista(SM) Fund - Class I (ACVPVista)*

               Portfolios of Bank One One Group(R) Investment Trust (One
                  Group(R) IT);
                  One Group(R) IT - Balanced Portfolio (OGBal)
                  One Group(R) IT - Bond Portfolio (OGBond)
                  One Group(R) IT - Diversified Equity Portfolio (OGDivEq)*
                  One Group(R) IT - Diversified Mid Cap Portfolio (OGDivMidCap)* One Group(R) IT - Equity Index Portfolio (OGEqIndx)
                  One Group(R) IT - Government Bond Portfolio (OGGvtBd)*
                  One Group(R) IT - Large Cap Growth Portfolio (OGLgCapGr)*
                  One Group(R) IT - Mid Cap Growth Portfolio (OGMidCapGr)
                  One Group(R) IT - Mid Cap Value Portfolio (OGMidCapV)

               Portfolios of Baron Capital Asset Trust Insurance Series;
                  Baron Capital Funds Trust - Baron Capital Asset Fund:
                     Insurance Shares (BCFTCpAsset)*

               Portfolio of the Berger Fund;
                  Berger IPT - Mid Cap Value Fund (BergMCV)*

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Calvert Series (CVS) Inc;
                  Calvert Social Equity Portfolio (CVSSEP)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
                     (DryMidCapStS)*
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)*
                  Dreyfus VIF - Disciplined Stock Portfolio - Initial Shares
                     (DryVIFDSP)*
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryVIFIntVal)
                  Dreyfus VIF - Limited Term High Yield Portfolio - Initial
                     Shares (DryVIFLTHYP)*
                  Dreyfus VIF - Quality Bond Portfolio - Initial Shares
                     (DryVIFQualBd)*
                  Dreyfus VIF - Small Company Stock Portfolio - Initial Shares
                     (DryVIFSCSP)*

               Funds of Dreyfus, Inc.;
                  Dreyfus Socially Responsible Growth Fund, Inc., The
                     (DrySRGro)*
                  Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)*

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)*
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Value Portfolio - Service Class
                     (FidVIPVal)*

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
                     (FidVIPAMS)*
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                     Class (FidVIPAMGrS)*
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)
                  Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
                     (FidVIPI500)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                     Class (FidVIPAgGrS)*
                  Fidelity(R) VIP III - Balanced Portfolio - Service Class
                     (FidVIPBalS)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                     Service Class (FidVIPDyCapS)*
                  Fidelity(R) VIP III - Growth & Income Portfolio - Service
                     Class (FidVIPGrInS)*
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class (FidVIPGrOpS)*
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
                     (FidVIPMCapS)*
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)*

               Funds of the Franklin Templeton Variable Insurance Products Trust
                  (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 2 (FrVIPForSec2)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)* Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)*
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin1)*
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)*
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)*
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)* Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)*

        NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS)

                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)*
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)*
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)*
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)* Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)* Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)*
                  Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)* Gartmore GVIT Mid Cap Growth Fund - Class I (GVITMdCpGr)* Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)* Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)* Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (GVITNStrVal)*
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)* Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)* Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)*
                  Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)* Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)*
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)*

               Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs
                  VIT);
                  Goldman Sachs VIT - Aggressive Growth Strategy Portfolio
                     (GSVITAGS)*
                  Goldman Sachs VIT - Balanced Strategy Portfolio (GSVITBal)* Goldman Sachs VIT - Capital Growth Fund (GSVITCGF)*
                  Goldman Sachs VIT - Conservative Strategy Portfolio (GSVITCS)* Goldman Sachs VIT - CORE(SM) Small Cap Equity Fund
                     (GSVITCoreSmCap)*
                  Goldman Sachs VIT - CORE(SM) U.S. Equity Fund (GSVITCoreUSEq)* Goldman Sachs VIT - Growth and Income Fund (GVITGrthInc)* Goldman Sachs VIT - Growth and Income Strategy Portfolio
                     (GSVITGrIS)*
                  Goldman Sachs VIT - Growth Strategy Portfolio (GSVITGroStr)* Goldman Sachs VIT - International Equity Fund (GVITIntEq)* Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)

               Portfolios of Invesco Funds Group, Inc. (Invesco VIF);
                  Invesco VIF - Dynamics Fund (InvVDyn)
                  Invesco VIF - Equity Income Fund (INVEqIncF)
                  Invesco VIF - Growth Fund (INVGrF)*
                  Invesco VIF - Health Sciences Fund (INVHealthF)
                  Invesco VIF - High Yield Fund (INVHiYldF)*
                  Invesco VIF - Small Company Growth Fund (InvVSmCoGro) Invesco VIF - Technology Fund (INVTechF)
                  Invesco VIF - Total Return Fund (INVTotRetF)
                  Invesco VIF - Utilities Fund (INVUtilF)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)* Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)*
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)*
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)*
                  Janus AS - Mid Cap Value Portfolio - Service Shares
                     (JanMidCpVal)*

               Portfolios of the JPMorgan Series Trust II;
                  JPMorgan Series Trust II - Bond Portfolio (JPMST2BP)* JPMorgan Series Trust II - International Equity Portfolio
                     (JPMST2IEP)*
                  JPMorgan Series Trust II - Small Company Portfolio
                     (JPMST2SCP)*
                  JPMorgan Series Trust II - U.S. Large Cap Core Equity
                     Portfolio (JPMST2USLCC)*

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

               Funds of the Massachusetts Financial Services Variable Insurance
                  Trust (MFS VIT);
                  MFS VIT - Investors Growth Series - Service Class (MFSInvGrS)* MFS VIT - MFS Investors Growth Stock Series - Initial Class
                     (MFSVITInvGrwI)
                  MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
                  MFS VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)*
                  MFS VIT - Utilities Ser IC (MFSVITUS)*
                  MFS VIT - Utilities Series - Service Class (MFSUtilS)*
                  MFS VIT - Value Series - Service Class (MFSValS)*

               Funds of Merrill Lynch Variable Insurance Funds (Merrill Lynch
                  VIF);
                  Merrill Lynch VIF - American Balanced - Class II (MLVIFAB2)* Merrill Lynch VIF - Basic Value - Class II (MLVIFBV2)* Merrill Lynch VIF - Core Bond - Class II (MLVIFCB2)*
                  Merrill Lynch VIF - Domestic Money Market - Class II
                     (MLVIFDMM2)*
                  Merrill Lynch VIF - Fundamental Growth - Class II (MLVIFFG2)* Merrill Lynch VIF - Global Allocation - Class II (MLVIFGA2)* Merrill Lynch VIF - Global Growth - Class II (MLVIFGlGr2)* Merrill Lynch VIF - Government Bond - Class II (MLVIFGB2)* Merrill Lynch VIF - High Current Income - Class II
                     (MLVIFHCI2)*
                  Merrill Lynch VIF - Index 500 - Class II (MLVIFInd5002)* Merrill Lynch VIF - Large Cap Core - Class II (MLVIFLCCore2)* Merrill Lynch VIF - Large Cap Growth - Class II (MLVIVLCGr2)* Merrill Lynch VIF - Large Cap Value - Class II (MLVIFLCVal2)* Merrill Lynch VIF - Small Cap Value - Class II
                     (MLVIFSmCapVal2)*
                  Merrill Lynch VIF - Utilities and Telecom - Class II
                     (MLVIFU&T2)*

               Portfolio of Nations Marsico;
                  Nations Marsico Growth Portfolio (MATMAR)*

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                     (NBAMTFasc)*
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)*
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
                     (NBAMTMCGr)*
                  Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)*

               Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
                  Oppenheimer VA Aggressive Growth Fund - Initial Class
                     (OppAggGro)*
                  Oppenheimer VA Capital Appreciation Fund - Initial Class
                     (OppCapAp)*
                  Oppenheimer VA Global Securities Fund - Initial Class
                     (OppGlSec)
                  Oppenheimer VA Main Street(R) Fund - Initial Class
                     (OppMSFund)*

               Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT - All Asset Portfolio - Administrative Shares
                     (PIMAAP)*
                  PIMCO VIT - High Yield Portfolio - Administrative Shares
                     (PIMHighY)*
                  PIMCO VIT - Low Duration Portfolio - Administrative Shares
                     (PIMLowDur)*
                  PIMCO VIT - Real Return Portfolio - Administrative Shares
                     (PIMRealRet)
                  PIMCO VIT - Total Return Portfolio - Administrative Shares
                     (PIMTotRet)

               Portfolio of Pioneer Variable Contracts Trust Funds
                  (Pioneer VCT);
                  Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)*

               Funds of the Putnam Variable Trust (Putnam VT);
                  Putnam VT - International Equity Fund - IA Shares
                     (PVTGroEqIA)*
                  Putnam VT - International Equity Fund - IB Shares (PVTIntEq)*

               Portfolios of Royce Capital Funds;
                  Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)* Royce Capital Fund - Small Cap (RoySmCp)

        NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS)

               Portfolios of Salomon Smith Barney Funds, Inc.
                  (Salomon Brothers VSF);
                  Salomon Brothers VSF - Strategic Bond Fund - Class I
                     (SalBrStratBd)*
                  Salomon Brothers VSF - All Cap Fund (SalBrCap)*
                  Salomon Brothers VSF - Emerging Growth Fund - Class I
                     (SalBrEmGr)*
                  Salomon Brothers VSF - High Yield Bond Fund (SalBrHYBd)* Salomon Brothers VSF - Investors Fund (SalBrInv)
                  Salomon Brothers VSF - Total Return Fund (SalBrTotRet)*

               Portfolios of Scudder Variable Insurance Trust (Scudder VIT);
                  Scudder VIT - EAFE(R) Equity Index Fund - Class A (SVITEIF)* Scudder VIT - Equity 500 Index Fund - Class A (SVITIF)* Scudder VIT - Small Cap Index Fund - Class A (SVITSCI)*

               Strong Variable Insurance Funds, Inc.;
                  Strong Opportunity Fund II, Inc. (StOpp2)*

               Portfolios of T. Rowe Price Funds, Inc.;
                  T. Rowe Price Equity Income Portfolio II (TRPEI2)
                  T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)*
                  T. Rowe Price New America Growth Portfolio (TRPNewAmGr)*

               Portfolios of Van Kampen Life Investment Trust (Van Kampen LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)*
                  Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)* Van Kampen LIT - Enterprise Portfolio - Class II (VKEnt2)*

               Funds of Van Kampen Universal Institutional Funds, Inc.
                  (Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
                     (VKoreFI)*
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)*
                  Van Kampen UIF - Emerging Markets Equity Portfolio - Class I
                     (VKEmMk1)*
                  Van Kampen UIF - Equity Growth Portfolio - Class I (VKEQGrP)* Van Kampen UIF - Global Value Equity Portfolio - Class I
                     (VKGlValEq1)*
                  Van Kampen UIF - High Yield Portfolio - Class I (VKHiYld1)* Van Kampen UIF - International Magnum Portfolio - Class I
                     (VKIntMag1)*
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)*
                  Van Kampen UIF - Mid Cap Value Portfolio - Class I
                     (VKMidCapVal1)*
                  Van Kampen UIF - Technology Portfolio - Class I (VKTech1)* Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)*
                  Van Kampen UIF - Value Portfolio (VKVal)*

               Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)

          At June 30, 2004, contract owners have invested in all of the above funds except those noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) of each premium received to cover the payment of these premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per policy year. These charges are assessed against each contract by liquidating units.

        NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS)

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annual rate of 0.75%. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     On August 8, 2000, the asset charge in the first four policy years was converted from an annual rate of 0.60% to 0.40% for all contracts.

     For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on the each policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with interest at an annual rate of 3.0%. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

     The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. No loans were outstanding as of December 31, 2003 and 2002.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended June 30, 2004 and 2003, there were no transfers between the Account and the fixed account of the Company.

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended June 30, 2004.

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.20%)

        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ...................     0.20%    628,312   $10.512721     $6,605,269        1.55%        3.30%

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ...................     0.20%     82,132     8.190499        672,702        0.16%        1.32%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ...................     0.20%    390,798    11.725140      4,582,161        0.26%        6.15%

        Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
           2004 ...................     0.20%    416,634     9.366937      3,902,584        1.28%        3.21%

        Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
           2004 ...................     0.20%    107,074    11.846732      1,268,477        1.80%       -0.05%

        Fidelity(R) VIP III - Balanced Portfolio - Service Class
           2004 ...................     0.20%    212,758    10.445376      2,222,337        2.01%       -0.14%

        Gartmore GVIT Money Market Fund - Class I
           2004 ...................     0.20%         76    10.337700            786        0.23%        0.15%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.25%)

        AIM VIF - AIM V.I. Real Estate Fund - Series I Shares
           2004 ...................     0.25%        752    19.785307         14,879        0.00%        7.33%
           2003 ...................     0.25%        410    15.336675          6,288        0.00%       15.21%

        AIM VIF - Basic Value Fund - Series I Shares
           2004 ...................     0.25%    179,822    13.017259      2,340,790        0.00%        5.12%

        AIM VIF - Growth Fund - Series I Shares
           2004 ...................     0.25%    273,916    10.556477      2,891,588        0.00%        5.56% 4/30/04

        AIM VIF - Mid Cap Core Equity Fund - Series I Shares
           2004 ...................     0.25%    200,826    13.500315      2,711,214        0.00%        7.99%

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ...................     0.25%    463,248     9.918241      4,594,605        1.08%        0.87%
           2003 ...................     0.25%     17,432     7.582048        132,170        0.87%       10.15%

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ...................     0.25%      6,660     9.351577         62,282        0.44%        4.71%
           2003 ...................     0.25%     11,904     7.704717         91,717        2.23%       13.10%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ...................     0.25%     10,328    16.429223        169,681        0.26%        5.60%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ...................     0.25%     16,956    13.195783        223,748        3.05%       -0.21%
           2003 ...................     0.25%     16,208    13.386271        216,965        1.85%        3.00%

        Gartmore GVIT Growth Fund - Class I
           2003 ...................     0.25%     25,794     4.465586        115,185        0.00%       14.89%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2003 ...................     0.25%      3,455     8.379966         28,953        0.00%       22.28%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ...................     0.25%     19,606     9.734928        190,863        0.52%        2.05%
           2003 ...................     0.25%     13,303     8.410247        111,882        0.36%       12.14%

        Gartmore GVIT Small Company Fund - Class I
           2003 ...................     0.25%      5,771    13.943564         80,468        0.00%       15.04%

        NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Worldwide Leaders Fund - Class I
           2003 ...................     0.25%     12,815   $ 6.892764     $   88,331        0.00%        9.35%

        Invesco VIF - Dynamics Fund
           2004 ...................     0.25%      9,100     9.868763         89,806        0.00%        4.46%
           2003 ...................     0.25%      4,629     7.956568         36,831        0.00%       15.78%

        Invesco VIF - Equity Income Fund
           2004 ...................     0.25%    199,856    10.666768      2,131,818        0.00%       -0.01%
           2003 ...................     0.25%     29,287     9.609439        281,432        0.00%       10.15%

        Invesco VIF - Health Sciences Fund
           2004 ...................     0.25%      9,354    11.925266        111,549        0.00%        3.91%
           2003 ...................     0.25%      6,473    10.431315         67,522        0.00%       15.86%

        Invesco VIF - High Yield Fund
           2003 ...................     0.25%      3,010     9.066375         27,290        0.00%       13.38%

        Invesco VIF - Small Company Growth Fund
           2004 ...................     0.25%    289,226    12.629224      3,652,700        0.00%        3.86%
           2003 ...................     0.25%      6,176    10.285241         63,522        0.00%       12.58%

        Invesco VIF - Technology Fund
           2004 ...................     0.25%      9,758     8.081522         78,859        0.00%       -0.55%
           2003 ...................     0.25%     18,490     6.676065        123,440        0.00%       19.07%

        Invesco VIF - Total Return Fund
           2004 ...................     0.25%    150,540     9.576131      1,441,591        0.00%       -0.12%
           2003 ...................     0.25%     26,408     8.856654        233,887        0.00%        7.79%

        Invesco VIF - Utilities Fund
           2004 ...................     0.25%      2,318     7.940571         18,406        3.00%        2.53%
           2003 ...................     0.25%      4,925     7.222025         35,568        0.00%        9.27%

        Salomon Brothers VSF - Investors Fund
           2004 ...................     0.25%      9,904    12.727026        126,048        0.01%        3.27%
           2003 ...................     0.25%      3,281    10.688936         35,070        0.00%       14.48%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.40%)

        AIM VIF - Basic Value Fund - Series I Shares
           2004 ...................     0.40%     36,148    12.979069        469,167        0.00%        5.04%
           2003 ...................     0.40%     78,663    10.484305        824,727        0.00%       12.93%

        AIM VIF - Growth Fund - Series I Shares
           2004 ...................     0.40%     48,460    10.553838        511,439        0.00%        5.54% 4/30/04

        AIM VIF - Mid Cap Core Equity Fund - Series I Shares
           2004 ...................     0.40%     40,370    13.460697        543,408        0.00%        7.91%
           2003 ...................     0.40%     91,498    10.940367      1,001,022        0.00%       11.22%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ...................     0.40%    132,714    10.382584      1,377,914        1.02%        2.97%
           2003 ...................     0.40%     63,211     8.796352        556,026        2.02%       15.13%

        American Century VP - International Fund - Class I
           2004 ...................     0.40%     11,894     7.267473         86,439        0.00%        2.06%

        Calvert Social Equity Portfolio
           2004 ...................     0.40%      3,180    12.682985         40,332        0.00%        1.38%
           2003 ...................     0.40%      2,804    11.187327         31,369        0.00%        8.82%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ...................     0.40%      1,536    11.499798         17,664        0.00%        9.47%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ...................     0.40%    297,466     9.562425      2,844,496        0.74%        3.13%
           2003 ...................     0.40%    161,090     8.080544      1,301,695        1.11%       11.42%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2004 ...................     0.40%     75,360    13.267509        999,839        0.21%        7.62%

        Dreyfus VIF - Quality Bond Portfolio - Initial Shares
           2001 ...................     0.40%      6,067    11.579923         70,255        2.81%        4.51%
           2000 ...................     0.40%    104,350    10.304836      1,075,310        2.80%        3.21%

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2003 ...................     0.40%    557,446   $ 9.788950     $5,456,811        1.84%       10.45%
           2002 ...................     0.40%    583,151    10.039089      5,854,305        1.52%       -0.06%
           2001 ...................     0.40%    601,310    11.206987      6,738,873        1.51%       -1.18%
           2000 ...................     0.40%    532,580    10.172510      5,417,675        0.00%       -3.05%

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ...................     0.40%      2,930     9.105084         26,678        0.16%        1.22%
           2003 ...................     0.40%     48,929     7.699076        376,708        0.05%       13.19%
           2002 ...................     0.40%      9,694     7.881785         76,406        0.00%       -0.19%

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ...................     0.40%     88,616     9.836962        871,712        1.08%        0.79%
           2003 ...................     0.40%    569,005     7.531207      4,285,294        0.87%       10.07%
           2002 ...................     0.40%    498,030     8.391939      4,179,437        0.66%       -0.03%
           2001 ...................     0.40%    317,794     9.716657      3,087,895        4.49%      -11.66%
           2000 ...................     0.40%     61,824    12.905707        797,882        1.26%       -5.32%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ...................     0.40%     22,192    12.220162        271,190        0.26%        6.04%
           2003 ...................     0.40%    409,136     9.854594      4,031,869        0.38%        9.32%
           2002 ...................     0.40%    391,827     9.888896      3,874,736        0.68%       -0.01%
           2001 ...................     0.40%    394,164    10.281952      4,052,775        0.46%      -10.18%
           2000 ...................     0.40%    159,141    12.093366      1,924,550        0.00%       -1.65%

        Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
           2003 ...................     0.40%    442,774     6.823458      3,021,250        1.61%       11.46%
           2002 ...................     0.40%    479,144     6.841635      3,278,128        1.18%       -0.13%
           2001 ...................     0.40%    464,392     8.416400      3,908,509        0.00%       -6.79%

        Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
           2003 ...................     0.40%     21,262    11.759218        250,024        4.34%        4.32%
           2002 ...................     0.40%     45,600    10.559768        481,525        0.00%        0.03%

        Fidelity(R) VIP III - Balanced Portfolio - Service Class
           2003 ...................     0.40%    170,269     9.640109      1,641,412        2.66%        9.74%
           2002 ...................     0.40%    172,002     8.875526      1,526,608        2.58%       -0.08%
           2001 ...................     0.40%    149,156     9.742655      1,453,175        3.33%       -1.34%
           2000 ...................     0.40%    139,664    10.304610      1,439,183        0.00%       -0.43%

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
           2004 ...................     0.40%     57,902    12.968562        750,906        1.16%        3.95%
           2003 ...................     0.40%     17,046    10.172378        173,398        4.78%        7.37%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ...................     0.40%    123,760    16.294613      2,016,621        0.26%        5.53%
           2003 ...................     0.40%     71,672    12.865054        922,064        0.33%       11.74%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2000 ...................     0.40%     99,142    10.044247        995,807        4.52%       -1.79%

        Gartmore GVIT Government Bond Fund - Class I
           2002 ...................     0.40%     67,971    12.151949        825,980        2.29%        0.04%
           2001 ...................     0.40%     32,906    11.183979        368,020        2.39%        2.23%

        Gartmore GVIT Growth Fund - Class I
           2002 ...................     0.40%     33,712     4.499690        151,694        0.00%       -0.17%
           2000 ...................     0.40%    128,838    10.417336      1,342,149        0.18%        0.46%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2002 ...................     0.40%      3,683     8.266243         30,445        0.00%       -0.24%

        Gartmore GVIT Money Market Fund - Class I
           2004 ...................     0.40%    113,300    11.502364      1,303,218        0.23%        0.05%
           2003 ...................     0.40%     38,200    11.491070        438,959        0.33%        0.17%
           2002 ...................     0.40%    185,874    11.427311      2,124,040        0.58%        0.00%
           2001 ...................     0.40%    135,204    11.260991      1,522,531        1.84%        2.11%
           2000 ...................     0.40%      1,517    10.683609         16,207        1.36%        2.51%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2002 ...................     0.40%     18,055     8.499317        153,455        0.32%       -0.06%

        NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2000 ...................     0.40%     67,121   $ 9.493366     $  637,204        0.41%       -1.58%

        Gartmore GVIT Small Company Fund - Class I
           2004 ...................     0.40%        318    18.038186          5,736        0.00%        6.60%
           2002 ...................     0.40%      4,530    13.968624         63,278        0.00%       -0.05%

        Goldman Sachs VIT - Mid Cap Value Fund
           2004 ...................     0.40%      7,116    19.003678        135,230        0.00%       10.18%

        Invesco VIF - Dynamics Fund
           2001 ...................     0.40%     20,207    11.861787        239,691        0.00%      -19.22%
           2000 ...................     0.40%     10,566    17.285289        182,636        0.00%       13.31%

        Invesco VIF - Equity Income Fund
           2004 ...................     0.40%     30,532    10.579396        323,010        0.00%       -0.09%
           2003 ...................     0.40%    294,983     9.545046      2,815,626        0.00%       10.07%
           2002 ...................     0.40%    245,419     9.892349      2,427,770        0.00%       -0.08%
           2001 ...................     0.40%    213,651    11.212934      2,395,655        0.00%       -5.55%
           2000 ...................     0.40%     89,125    11.497844      1,024,745        0.00%        1.36%

        Invesco VIF - Growth Fund
           2003 ...................     0.40%    793,230     3.725198      2,954,939        0.00%       13.12%
           2002 ...................     0.40%    558,186     3.894027      2,173,591        0.00%       -0.28%
           2001 ...................     0.40%    418,883     6.808561      2,851,990        0.00%      -30.21%
           2000 ...................     0.40%     72,836    14.176693      1,032,574        0.00%       11.32%

        Invesco VIF - Health Sciences Fund
           2002 ...................     0.40%      3,094    10.103142         31,259        0.00%       -0.15%

        Invesco VIF - High Yield Fund
           2002 ...................     0.40%    103,010     7.382929        760,516        0.00%       -0.09%
           2001 ...................     0.40%     69,770     8.965474        625,521        0.00%       -6.05%

        Invesco VIF - Small Company Growth Fund
           2004 ...................     0.40%     56,470    12.525700        707,326        0.00%        3.78%
           2003 ...................     0.40%    344,957    10.216236      3,524,162        0.00%       12.50%
           2002 ...................     0.40%    246,587    10.625385      2,620,082        0.00%       -0.20%
           2001 ...................     0.40%    149,109    14.974825      2,232,881        0.00%       -8.21%

        Invesco VIF - Technology Fund
           2002 ...................     0.40%     15,291     6.917758        105,779        0.00%       -0.34%

        Invesco VIF - Total Return Fund
           2004 ...................     0.40%     22,454     9.497694        213,261        0.00%       -0.20%
           2003 ...................     0.40%    132,546     8.797307      1,166,048        0.00%        7.71%
           2002 ...................     0.40%     94,453     8.651266        817,138        0.00%       -0.05%
           2001 ...................     0.40%     78,896     9.275715        731,817        0.00%       -0.35%
           2000 ...................     0.40%     74,545     9.133694        680,871        0.00%       -4.20%

        Invesco VIF - Utilities Fund
           2002 ...................     0.40%      6,050     7.000641         42,354        0.00%       -0.15%

        MFS VIT - Investors Growth Series - Service Class
           2003 ...................     0.40%     64,469     8.342581        537,838        0.00%       12.65%

        MFS VIT - MFS Investors Growth Stock Series - Initial Class
           2004 ...................     0.40%    123,136     9.295852      1,144,654        0.00%        2.32%

        MFS VIT - MFS Value Series - Initial Class
           2004 ...................     0.40%     71,356    10.625596        758,200        0.77%        3.29%

        MFS VIT - Value Series - Service Class
           2003 ...................     0.40%     26,765     8.866811        237,320        0.36%        7.41%

        One Group(R) IT - Balanced Portfolio
           2004 ...................     0.40%      1,024     9.413831          9,640        1.66%        0.45%

        One Group(R) IT - Bond Portfolio
           2004 ...................     0.40%      1,216    12.989830         15,796        3.10%        0.21%

        One Group(R) IT - Equity Index Portfolio
           2004 ...................     0.40%      1,982     7.767717         15,396        0.66%        2.96%

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
        One Group(R) IT - Mid Cap Growth Portfolio
           2004 ...................     0.40%      1,666   $ 7.915119     $    13,187       0.00%        5.40%

        One Group(R) IT - Mid Cap Value Portfolio
           2004 ...................     0.40%         48    14.088951             676       0.42%        6.21%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ...................     0.40%     76,370    11.188243         854,446       1.22%        3.13%
           2003 ...................     0.40%     24,975     8.491100         212,065       0.41%       11.49%

        PIMCO VIT - Real Return Portfolio - Administrative Shares
           2004 ...................     0.40%     75,434    12.827897         967,660       0.34%        2.09%
           2003 ...................     0.40%     34,051    12.353783         420,659       3.49%        6.60%

        PIMCO VIT - Total Return Portfolio - Administrative Shares
           2004 ...................     0.40%     70,812    11.303986         800,458       0.87%        0.19%
           2003 ...................     0.40%    171,591    11.246641       1,929,822       1.57%        4.29%

        Putnam VT - International Equity Fund - IB Shares
           2003 ...................     0.40%     64,485    10.385916         669,736       0.94%        3.86% 1/3/03

        Royce Capital Fund - Small Cap
           2004 ...................     0.40%     94,840    11.895292       1,128,149       0.00%       10.19%
           2003 ...................     0.40%     53,536     8.592692         460,018       0.00%       11.86%

        Salomon Brothers VSF - Investors Fund
           2002 ...................     0.40%     15,487    10.545235         163,314       0.00%       -0.13%

        T. Rowe Price Equity Income Portfolio II
           2004 ...................     0.40%      2,116    13.133911          27,791       0.63%        4.13%

        W & R Target Funds - Small Cap Portfolio
           2004 ...................     0.40%     51,180    11.349977         580,892       0.00%        5.41%
           2003 ...................     0.40%     28,981     9.227958         267,435       0.00%       15.89%
                                                                          -----------

           2004 .....................................................     $59,937,274
                                                                          ===========
           2003 .....................................................     $41,284,817
                                                                          ===========
           2002 .....................................................     $31,761,840
                                                                          ===========
           2001 .....................................................     $30,279,588
                                                                          ===========
           2000 .....................................................     $16,566,793
                                                                          ===========

* This represents the annual contract expense rate of the variable account and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company